Trade and Other Payables - Summary of Trade and Other Current Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Trade and other current payables [abstract]
Trade payables	¥ 6,160,186	$ 889,841	¥ 4,361,810
Bills payables	4,508,045	651,188	3,730,333
Other payables	588,579	85,020	348,856
Accrued expenses	307,173	44,371	216,674
Accrued staff costs	1,049,827	151,648	642,081
Refund liabilities	776,950	112,231	442,577
Dividend payable	46,418	6,705	44,005
Amount due to joint ventures (trade)	330,654	47,763	49,898
Amount due to joint ventures (non-trade)	35	5	4
Amount due to related parties (trade)	649,146	93,769	357,714
Amount due to related parties (non-trade)	4,589	663	36,772
Financial liabilities carried at amortized cost (Note 33, Note 36)	14,421,602	2,083,204	10,230,724
Advance from customers	294	42	592
Other tax payable	71,844	10,378	62,435
Total trade and other payables	¥ 14,493,740	$ 2,093,624	¥ 10,293,751